Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per Share [Abstract]
Computation for Basic and Diluted Earnings per Share
The following table sets forth the computation for basic and diluted earnings per share:
	2025		2024
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Net income	$38,501	$38,501	$21,616	$21,616
less dividends on preferred stock	(915)	(26)	(917)	-
less changes in value of warrants’ liability	-	(2)	-	(10)
Net income attributable to common stockholders	37,586	38,473	20,699	21,606

Weighted average number of common shares, basic	12,432,158	12,432,158	12,297,945	12,297,945
Effect of dilutive shares	-	26,235,426	-	26,917,952
Weighted average number of common shares, diluted	12,432,158	38,667,584	12,297,945	39,215,897

Earnings per common share	$3.02	$1.00	$1.68	$0.55